SUPPLEMENT NO. 2

dated August 25, 2005 to the

Statement of Additional Information (SAI) dated May 1, 2005

for the TIAA-CREF Life Funds

The following supplements the disclosure under “Proxy Voting Policies” in the SAI:

In order to ensure that proxy voting is aligned with the investment objective of the Social Choice Equity Fund, we have adopted special proxy voting policies for the Fund. We will vote the shares of the companies held in the Social Choice Equity Fund consistent with the social criteria (or screens) considered by the Fund in selecting companies for inclusion in its portfolio. In cases where we are asked to vote on social matters that are not covered under the Fund’s screens, we will cast such votes in accordance with the policies and procedures described in TIAA-CREF’s Policy Statement on Corporate Governance.

The following supplements the disclosure under “Additional Information Regarding Portfolio Managers” in the SAI:

The portfolio management teams for the Stock Index Fund and Social Choice Equity Fund are adding a new portfolio manager to those managers currently listed in the May 1, 2005 Statement of Additional Information. Anne Sapp will remain as a member of the portfolio management teams primarily responsible for the day-to-day management of the Stock Index Fund and the Social Choice Equity Fund. As of September 1, 2005, Philip James (Jim) Campagna will become a new member of the portfolio management teams of those Funds.

The following information replaces the portfolio manager charts for the Stock Index and Social Choice Equity Funds included in the May 1, 2005 SAI. Information in the charts below is as of May 31, 2005.

Stock Index Fund

	Number of Other Accounts Managed		Total Assets In Accounts Managed (millions)
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Registered Investment Companies	Other Pooled Investment Vehicles	Dollar Range of Equity Securities Owned in Fund
Anne Sapp, CFA	18	0	$20,301	$0	$0
Philip James (Jim) Campagna, CFA	18	0	$20,301	$0	$0

Social Choice Equity Fund

	Number of Other Accounts Managed		Total Assets In Accounts Managed (millions)
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Registered Investment Companies	Other Pooled Investment Vehicles	Dollar Range of Equity Securities Owned in Fund
Anne Sapp, CFA	18	0	$20,301	$0	$0
Philip James (Jim) Campagna, CFA	18	0	$20,301	$0	$0

A11053 08/05